Earnings per share (Details) - € / shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Earnings per share
Weighted number of shares outstanding	185,702,736	116,023,286
Basic loss per share	€ 2.21	€ 0.61